Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2013
Acquisitions And Divestitures [Abstract]
Acquisitions and Divestitures Disclosure

3.  ACQUISITIONS AND DIVESTITURES

Acquisitions

The Company accounts for all transactions that represent business combinations using the acquisition method of accounting, where the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquired entity are recognized and measured at their fair values on the date the Company obtains control in the acquiree.  Such fair values that are not finalized for reporting periods following the acquisition date are estimated and recorded as provisional amounts.  Adjustments to these provisional amounts during the measurement period (defined as the date through which all information required to identify and measure the consideration transferred, the assets acquired, the liabilities assumed and any noncontrolling interests has been obtained, limited to one year from the acquisition date) are recorded as of the date of acquisition.  Any material impact to comparative information for periods after acquisition, but before the period in which adjustments are identified, is reflected in those prior periods as if the adjustments were considered as of the acquisition date. Goodwill is determined as the excess of the fair value of the consideration conveyed in the acquisition over the fair value of the net assets acquired.

Effective July 1, 2012, one or more subsidiaries of the Company completed the acquisition of Memorial Health Systems in York, Pennsylvania.  This healthcare system includes Memorial Hospital (100 licensed beds), the Surgical Center of York, and other outpatient and ancillary services. As part of this purchase agreement, the Company has agreed to spend at least $75.0 million to build a replacement hospital within five years of the closing date.  The total cash consideration paid for fixed assets and working capital was approximately $45.0 million and $2.6 million, respectively, with additional consideration of $12.5 million assumed in liabilities, for a total consideration of $60.1 million. Based upon the Company’s final purchase price allocation relating to this acquisition as of December 31, 2013, approximately $10.9 million of goodwill has been recorded.

Effective March 5, 2012, one or more subsidiaries of the Company completed a merger with Diagnostic Clinic of Longview, P.A., which is a multi-specialty clinic serving residents of Longview, Texas and surrounding East Texas communities.  This merger was accounted for as a purchase business combination. The total cash consideration paid for the business, including net working capital, was approximately $52.3 million, with additional consideration of $6.9 million assumed in liabilities, for a total consideration of $59.2 million. Based upon the Company’s final purchase price allocation relating to this acquisition, approximately $41.8 million of goodwill has been recorded.

Effective March 1, 2012, one or more subsidiaries of the Company completed the acquisition of MetroSouth Medical Center (330 licensed beds) located in Blue Island, Illinois. The total cash consideration paid for fixed assets was approximately $39.3 million with additional consideration of $5.8 million assumed in liabilities as well as a credit applied at closing of $0.9 million for negative acquired working capital, for a total consideration of $44.2 million. Based upon the Company’s final purchase price allocation relating to this acquisition as of December 31, 2013, no goodwill has been recorded.

Effective January 1, 2012, one or more subsidiaries of the Company completed the acquisition of Moses Taylor Healthcare System based in Scranton, Pennsylvania, which is a healthcare system comprised of two acute care hospitals and other healthcare providers. This healthcare system includes Moses Taylor Hospital (217 licensed beds) located in Scranton, Pennsylvania, and Mid-Valley Hospital (25 licensed beds) located in Peckville, Pennsylvania.  The total cash consideration paid for fixed assets and working capital was approximately $151.1 million and $13.1 million, respectively, with additional consideration of $9.4 million assumed in liabilities, for a total consideration of $173.6 million. Based upon the Company’s final purchase price allocation relating to this acquisition, approximately $54.6 million of goodwill has been recorded.

Effective October 1, 2011, one or more subsidiaries of the Company completed the acquisition of Tomball Regional Hospital (358 licensed beds) located in Tomball, Texas. The total cash consideration paid for fixed assets and working capital was approximately $192.0 million and $17.5 million, respectively, with additional consideration of $15.9 million assumed in liabilities, for a total consideration of $225.4 million. Based upon the Company’s final purchase price allocation relating to this acquisition, as of December 31, 2013, approximately $32.4 million of goodwill has been recorded.

Effective May 1, 2011, one or more subsidiaries of the Company completed the acquisition of Mercy Health Partners based in Scranton, Pennsylvania, which is a healthcare system comprised of two acute care hospitals, a long-term acute care facility and other healthcare providers. This healthcare system includes Regional Hospital of Scranton (198 licensed beds) located in Scranton, Pennsylvania, and Tyler Memorial Hospital (48 licensed beds) located in Tunkhannock, Pennsylvania. This healthcare system also includes a long-term acute care facility, Special Care Hospital (67 licensed beds) located in Nanticoke, Pennsylvania, as well as several outpatient clinics and other ancillary facilities. The total cash consideration paid for fixed assets was approximately $150.8 million, with additional consideration of $12.3 million assumed in liabilities as well as a credit applied at closing of $2.1 million for negative acquired working capital, for a total consideration of $161.0 million. Based upon the Company’s final purchase price allocation relating to this acquisition, as of December 31, 2013, approximately $43.1 million of goodwill has been recorded.

Approximately $20.6 million, $9.9 million and $16.0 million of acquisition costs related to prospective and closed acquisitions were expensed during the years ended December 31, 2013, 2012 and 2011, respectively, and are included in other operating expenses on the consolidated statements of income.  For the year ended December 31, 2013, these acquisition costs included $14.1 million of expenses related to the acquisition of Health Management Associates, Inc. (“HMA”).

The table below summarizes the allocations of the purchase price (including assumed liabilities) for the above hospital acquisition transactions in 2012 (in thousands) and reflects the fact that there were no hospital acquisitions in 2013:

	2013	2012

Current assets	N/A	$46,207
Property and equipment	N/A	178,836
Goodwill	N/A	106,269
Intangible assets	N/A	2,522
Other long-term assets	N/A	490
Liabilities	N/A	34,463

The operating results of the foregoing transactions have been included in the accompanying consolidated statements of income from their respective dates of acquisition, including net operating revenues of $337.0 million for the year ended December 31, 2012 from hospital acquisitions that closed during 2012. The following pro forma combined summary of operations of the Company gives effect to using historical information of the operations of the hospital acquisitions in 2012 discussed above as if the transactions had occurred as of January 1, 2012 (in thousands, except per share data):

	Year Ended December 31,
	2013	2012
		(Unaudited)

Pro forma net operating revenues	$12,818,956	$13,120,413
Pro forma net income	217,268	258,019
Pro forma net income per share:
Basic	$1.52	$2.89
Diluted	$1.51	$2.87

There were no hospital acquisitions in 2013, so the pro forma summarized operating results for the year ended December 31, 2013 equal the operating results as reported.  Pro forma adjustments to net income include adjustments to depreciation and amortization expense, net of the related tax effect, based on the estimated fair value assigned to the long-lived assets acquired, and to interest expense, net of the related tax effect, assuming the increase in long-term debt used to fund the acquisitions had occurred as of January 1, 2012. These pro forma results are not necessarily indicative of the actual results of operations.

Additionally, during the years ended December 31, 2013, 2012 and 2011, the Company paid approximately $39.7 million, $41.5 million and $57.9 million, respectively, to acquire the operating assets and related businesses of certain physician practices, clinics and other ancillary businesses that operate within the communities served by its hospitals. In connection with these acquisitions, during 2013, the Company assumed approximately $4.6 million of noncontrolling interests and allocated approximately $8.9 million of the consideration paid to property and equipment, approximately $0.3 million to net working capital and the remainder, approximately $36.2 million consisting of intangible assets that do not qualify for separate recognition, to goodwill. During 2012, the Company assumed approximately $2.0 million in net working capital liabilities and allocated approximately $10.2 million of the consideration paid to property and equipment and the remainder, approximately $33.3 million consisting of intangible assets that do not qualify for separate recognition, to goodwill. During 2011, the Company allocated approximately $13.1 million of the consideration paid to property and equipment, $2.9 million to net working capital, $1.6 million to other intangible assets and the remainder, approximately $40.3 million consisting of intangible assets that do not qualify for separate recognition, to goodwill. These acquisition transactions during the years ended December 31, 2013, 2012 and 2011 were accounted for as purchase business combinations.

Discontinued Operations

Effective February 1, 2011, the Company sold Willamette Community Medical Group, which is a physician clinic operating as Oregon Medical Group, located in Springfield, Oregon, to Oregon Healthcare Resources, LLC, for $14.6 million in cash; this business had a carrying amount of net assets, including an allocation of reporting unit goodwill, of $19.7 million.

Effective September 1, 2011, the Company sold SouthCrest Hospital, located in Tulsa, Oklahoma, Claremore Regional Hospital, located in Claremore, Oklahoma, and other related healthcare assets affiliated with those hospitals to Hillcrest Healthcare System, part of Ardent Health Services, for approximately $154.2 million in cash. The carrying amount of the net assets sold in this transaction, including an allocation of reporting unit goodwill, was approximately $193.0 million.

Effective October 22, 2011, the Company sold Cleveland Regional Medical Center, located in Cleveland, Texas, and other related healthcare assets affiliated with the hospital to New Directions Health Systems, LLC for approximately $0.9 million in cash. The carrying amount of the net assets sold in this transaction, including an allocation of reporting unit goodwill, was approximately $14.2 million.

During the six months ended June 30, 2014, the Company made the decision to sell several of its smaller hospitals and the Company entered into a definitive agreement to sell one additional hospital. In connection with management’s decision to sell these facilities, the Company has classified the results of operations of these hospitals as well as Oregon Medical Group, SouthCrest Hospital, Claremore Regional Hospital and Cleveland Regional Hospital as discontinued operations in the accompanying consolidated statements of income for the years ended December 31, 2013, 2012 and 2011.

Net operating revenues and loss from discontinued operations for the respective periods are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011

Net operating revenues	$178,737	$196,249	$343,028
Loss from operations of entities sold or held for sale
before income taxes	(32,259)	(18,804)	(23,300)
Impairment of hospitals sold or held for sale	(8,000)	-	(51,695)
Loss on sale, net	-	-	(4,301)
Loss from discontinued operations, before taxes	(40,259)	(18,804)	(79,296)
Income tax benefit	(15,084)	(6,787)	(14,055)
Loss from discontinued operations, net of taxes	$(25,175)	$(12,017)	$(65,241)

Interest expense was allocated to discontinued operations based on sale proceeds available for debt repayment.

Assets held for sale at December 31, 2013 and 2012 primarily consist of patient accounts receivable, net and property and equipment, net. Liabilities of hospitals held for sale at those dates primarily consist of accounts payable and employee compensation accrued liabilities.